Property, Plant And Equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment consists of facility and computer equipment, furniture, fixtures and leasehold improvements. Movements within property, plant and equipment during the years ended 31 December 2023 and 2022 are as follows:

	Facility	Facility Equipment	Furniture, fixtures and leasehold improvements	Computer equipment	Total
Cost
Balance at 1 January 2023	115,000	145,150	9,598	1,959	271,707
Reclassification of assets	—	2,771	(112)	(7)	2,652
Additions	—	29,351	1,500	518	31,369
Disposals	—	(1,233)	(23)	(136)	(1,392)
Translation difference	—	679	(85)	(22)	572
Balance at 31 December 2023	115,000	176,718	10,878	2,312	304,908
Depreciation
Balance at 1 January 2023	359	46,002	3,233	1,519	51,113
Reclassification of assets	—	3,330	(112)	(7)	3,211
Depreciation	2,875	10,572	676	230	14,353
Disposals	—	(737)	(22)	(136)	(895)
Translation difference	—	330	40	(23)	347
Balance at 31 December 2023	3,234	59,497	3,815	1,583	68,129
Net carrying amount
Balance at 31 December 2023	111,766	117,221	7,063	729	236,779

	Facility	Facility Equipment	Furniture, fixtures and leasehold improvements	Computer equipment	Total
Cost
Balance at 1 January 2022	—	88,510	32,395	1,551	122,456
Reclassification of assets	—	25,486	(25,486)	—	—
Additions	115,000	35,156	2,706	357	153,219
Disposals	—	(2,959)	—	—	(2,959)
Translation difference	—	(1,043)	(17)	51	(1,009)
Balance at 31 December 2022	115,000	145,150	9,598	1,959	271,707
Depreciation
Balance at 1 January 2022	—	33,853	8,614	1,459	43,926
Reclassification of assets	—	5,985	(5,985)	—	—
Depreciation	359	8,752	621	75	9,807
Disposals	—	(2,597)	—	—	(2,597)
Translation difference	—	9	(17)	(15)	(23)
Balance at 31 December 2022	359	46,002	3,233	1,519	51,113
Net carrying amount
Balance at 31 December 2022	114,641	99,148	6,365	440	220,594
On 16 November 2022, the Group entered into a share purchase agreement (the “Share Purchase Agreement”) relating to shares in Fasteignafélagið Sæmundur hf. (“Saemundur”) with ATP Holdings ehf., an affiliate of Aztiq. Pursuant to the Share Purchase Agreement, Alvotech purchased 99.99% of the shares in Saemundur through the issuance the Aztiq Convertible Bond, as defined and discussed in Note 21, and the assumption of debt. At the time of closing, Saemundur’s only asset was the property where Alvotech’s Reykjavik manufacturing and research facility (the “Facility”) are located.
The Share Purchase Agreement was accounted for as an asset acquisition under IFRS 3 as all of the fair value of the gross assets acquired from Saemundur were concentrated in the Alvotech Facility. As a result, the purchase price was determined to be $115.0 million, which consists of $80.0 million related to the fair value of the Aztiq Convertible Bond, $30.0 million in loans assumed by the Company, and $5.0 million associated with the settlement of the pre-existing relationship with Saemundur. The entire purchase price was allocated to the Facility as it was the only asset acquired. Additionally, the Company recognized a $3.9 million loss on the extinguishment of the lease liability related to the Facility. See Note 21 for further details.
The Group pledged $127.4 million and $122.4 million of property, plant and equipment as collateral to secure bank loans with third parties as of 31 December 2023 and 2022, respectively.